CERTIFICATION OF
                         STRONG COMMON STOCK FUND, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                        STRONG ADVISOR COMMON STOCK FUND
                     STRONG ADVISOR ENDEAVOR LARGE CAP FUND
                            STRONG ADVISOR FOCUS FUND
                         STRONG ADVISOR TECHNOLOGY FUND


STRONG COMMON STOCK FUND, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Advisor Common Stock Fund's Prospectuses and Statement of Additional Information for the Class A, Class B, Class C, and Class Z shares and the Strong Advisor Endeavor Large Cap, Strong Advisor Focus, and Strong Advisor Technology Funds' Prospectuses and Statements of Additional Information for the Class A, Class B, and Class C shares, each dated May 1, 2002 filed by the Registrant pursuant to Post-Effective Amendment No. 24 (File No. 33-25399; 811-5687), which was filed with the Securities and Exchange Commission on April 29, 2002 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Strong Advisor Common Stock, Strong Advisor Endeavor Large Cap, Strong Advisor Focus, and Strong Advisor Technology Funds' Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.   The text of the Post-Effective Amendment has been filed electronically.

                                            STRONG COMMON STOCK FUND, INC.



                                              /S/ GILBERT L. SOUTHWELL III
                                            -----------------------------------
                                            By: Gilbert L. Southwell III
                                            Title: Assistant Secretary



Dated:  May 6, 2002